Variable Interest Entities (Details Textuals) (USD $)	9 Months Ended	12 Months Ended												12 Months Ended			12 Months Ended								12 Months Ended														12 Months Ended		3 Months Ended									12 Months Ended																				12 Months Ended								12 Months Ended											12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Residential mortgage [Member]	Dec. 31, 2009 Residential mortgage [Member]	Dec. 31, 2010 Residential mortgage [Member] Mortgage securitization entities [Member] Retail Financial Services [Member]	Dec. 31, 2010 Residential mortgage [Member] Mortgage securitization entities [Member] Investment Bank [Member]	Dec. 31, 2010 Residential mortgage [Member] Mortgage securitization entities [Member] Investment Bank [Member] Retained Interest [Member]	Dec. 31, 2009 Residential mortgage [Member] Mortgage securitization entities [Member] Investment Bank [Member] Retained Interest [Member]	Dec. 31, 2010 Residential mortgage [Member] Mortgage securitization entities [Member] Investment Bank [Member] Retained Interest [Member] Residual Interest [Member]	Dec. 31, 2009 Residential mortgage [Member] Mortgage securitization entities [Member] Investment Bank [Member] Retained Interest [Member] Residual Interest [Member]	Dec. 31, 2010 Residential mortgage [Member] Mortgage securitization entities [Member] Private label Resecuritizations [Member] Re securitizations [Member]	Dec. 31, 2009 Residential mortgage [Member] Retail Financial Services [Member]	Dec. 31, 2010 Residential mortgage [Member] Retail Financial Services [Member] Retained Interest [Member]	Dec. 31, 2009 Residential mortgage [Member] Retail Financial Services [Member] Retained Interest [Member]	Dec. 31, 2009 Residential mortgage [Member] Investment Bank [Member]	Dec. 31, 2010 Commercial Mortgage [Member] Mortgage securitization entities [Member] Retained Interest [Member] Investment Banking [Member]	Dec. 31, 2009 Commercial Mortgage [Member] Mortgage securitization entities [Member] Retained Interest [Member] Investment Banking [Member]	Dec. 31, 2010 Commercial Mortgage [Member] Mortgage securitization entities [Member] Retained Interest [Member] Investment Banking [Member] Residual Interest [Member]	Dec. 31, 2009 Commercial Mortgage [Member] Mortgage securitization entities [Member] Retained Interest [Member] Investment Banking [Member] Residual Interest [Member]	Dec. 31, 2010 Auto Loans [Member]	Dec. 31, 2009 Auto Loans [Member]	Dec. 31, 2009 Auto Loans [Member] Mortgage securitization entities [Member] Retained Interest [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Loans [Member] Collateralized Credit Card Securities [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Other assets [Member] Collateralized Credit Card Securities [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Collateralized Credit Card Securities [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Collateralized Credit Card Securities [Member] Allowance for Loans and Leases Receivable [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Collateralized Credit Card Securities [Member] Previously recognized assets [Member]	Dec. 31, 2009 Collateralized Credit Card Securities [Member]	Dec. 31, 2008 Collateralized Credit Card Securities [Member]	Dec. 31, 2010 Commercial and other [Member]	Dec. 31, 2009 Commercial and other [Member]	Dec. 31, 2010 Commercial and other [Member] Mortgage securitization entities [Member] Investment Bank [Member]	Dec. 31, 2010 Commercial and other [Member] Mortgage securitization entities [Member] Other consumer [Member] Student [Member]	Dec. 31, 2009 Commercial and other [Member] Mortgage securitization entities [Member] Other consumer [Member] Student [Member]	Dec. 31, 2010 Credit card receivables, Asset Backed Securities [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Credit card receivables, Asset Backed Securities [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2010 Prime [Member]	Dec. 31, 2009 Prime [Member]	Jun. 30, 2009 Firm-sponsored credit card trusts [Member]	Dec. 31, 2010 Firm-sponsored credit card trusts [Member]	Dec. 31, 2009 Firm-sponsored credit card trusts [Member]	Dec. 31, 2010 Firm-sponsored credit card trusts [Member] Loans [Member]	Dec. 31, 2010 Firm-sponsored credit card trusts [Member] Other assets [Member]	Dec. 31, 2010 Loans [Member] Firm-administered multi-seller conduits [Member]	Dec. 31, 2010 Other assets [Member] Firm-administered multi-seller conduits [Member]	Dec. 31, 2010 Firm-administered multi-seller conduits [Member]	Dec. 31, 2009 Firm-administered multi-seller conduits [Member]	Dec. 31, 2009 Scenario, Adjustment [Member] Mortgage & Other [Member]	Dec. 31, 2009 Mortgage & Other [Member] Retail Financial Services [Member]	Dec. 31, 2009 Mortgage & Other [Member] Investment Bank [Member] Other consumer [Member]	Dec. 31, 2010 Undivided Interest [Member]	Dec. 31, 2009 Undivided Interest [Member]	Dec. 31, 2009 Mortgage securitization entities [Member] Retained Interest [Member] Student [Member]	Dec. 31, 2010 Mortgage securitization entities [Member] Senior Notes [Member] Private label Resecuritizations [Member] Re securitizations [Member]	Dec. 31, 2009 Mortgage securitization entities [Member] Senior Notes [Member] Private label Resecuritizations [Member] Re securitizations [Member]	Dec. 31, 2010 Mortgage securitization entities [Member] Senior Notes [Member] Re securitizations [Member]	Dec. 31, 2009 Mortgage securitization entities [Member] Senior Notes [Member] Re securitizations [Member]	Dec. 31, 2010 Non consolidated municipal bond vehicles [Member]	Dec. 31, 2009 Non consolidated municipal bond vehicles [Member]	Dec. 31, 2010 Non consolidated municipal bond vehicles [Member] Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2009 Non consolidated municipal bond vehicles [Member] Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2010 Asset Swap VIEs [Member]	Dec. 31, 2009 Asset Swap VIEs [Member]	Dec. 31, 2010 Trading assets [Member] Credit linked notes [Member]	Dec. 31, 2009 Trading assets [Member] Credit linked notes [Member]	Dec. 31, 2010 Credit linked notes [Member]	Dec. 31, 2009 Credit linked notes [Member]	Dec. 31, 2009 Retail Financial Services [Member] Other consumer [Member]	Dec. 31, 2009 Investment Bank [Member] Other consumer [Member]	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Estimate of Fair Value, Fair Value Disclosure [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2010 Loans [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Loans [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2010 Available-for-sale Securities [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Available-for-sale Securities [Member] Third-Party Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Scenario, Adjustment [Member]	Dec. 31, 2010 Available-for-sale Securities [Member]	Dec. 31, 2009 Available-for-sale Securities [Member]	Dec. 31, 2010 Investment Banking [Member]	Dec. 31, 2009 Investment Banking [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2009 Fair Value [Member]	Dec. 31, 2010 Trading assets [Member]	Dec. 31, 2009 Trading assets [Member]	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2009 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2009 Firm Administered Multiseller Conduits [Member]	Dec. 31, 2010 Long Term Beneficial Interests [Member]	Dec. 31, 2009 Long Term Beneficial Interests [Member]	Dec. 31, 2010 Long Term Beneficial Interests Maturities Over Five Years [Member]	Dec. 31, 2010 Long Term Beneficial Interests Maturities Between One And Five Years [Member]	Dec. 31, 2010 Long Term Beneficial Interests Maturities Under One Year [Member]
Decrease to accumulated other comprehensive income as a result of reversal of fair value adjustments taken on retained AFS			$ 116,000,000
Risk weighted assets for regulatory capital purposes																																																																														40,000,000,000
Increase in assets due to consolidation														3,500,000,000			3,700,000,000								84,700,000,000	4,400,000,000	60,901,000,000	7,400,000,000	20,800,000,000																					9,059,000,000	4,700,000,000	4,300,000,000																		1,200,000,000	600,000,000							87,684,000,000
Increase in liabilities due to consolidation														3,500,000,000			3,700,000,000										65,353,000,000																							9,107,000,000	4,700,000,000																			1,200,000,000	4,300,000,000							92,204,000,000
Undivided interest in sponsored credit card securitization trusts																																																					17,200,000,000	16,700,000,000
Average undivided interest in principal receivables, Percentage		19.00%	16.00%
Senior securities in credit card securitization trust		1,100,000,000	7,200,000,000
Subordinated securities in credit card securtization trust		3,200,000,000	6,600,000,000
Principal amount outstanding of total assets held by Firm-sponsored nonconsolidated credit card securitizations QSPEs in which the Firm had continuing involvement																																											109,600,000,000
Interest retained in escrow accounts			1,000,000,000
Retained subordinated interests in accrued interest and fees on securitized receivables			3,200,000,000
Decrease in the Tier 1 capital ratio resulting from adoption of new guidance that amended the accounting for the consolidation of VIEs			0.34%																								(0.30%)																							(0.04%)																												(0.34%)
WMM Trust pretax loss																																									64,000,000
Senior securities purchased in connection with Ib secondary market making activities																																																																																	182,000,000	729,000,000
Subordinated securities purchased in connection with Ib secondary market making Activities																																																																																	18,000,000	146,000,000
Investment acquired in the secondary market held for investment purposes		315,000,000	139,000,000		39,000,000	47,000,000																										38,000,000	1,000,000																																														238,000,000	91,000,000					77,000,000	48,000,000
Variable Interest Entity Consolidated Assets							2,900,000,000	1,200,000,000					477,000,000																												6,000,000,000	68,500,000,000		67,200,000,000	1,300,000,000	21,100,000,000	600,000,000	21,700,000,000												4,600,000,000	2,800,000,000			0	623,000,000			142,000,000	855,000,000																				5,100,000,000
Variable Interest Entity Liabilities Consolidated VIE							3,000,000,000	702,000,000					230,000,000																					82,000,000	3,200,000,000						6,100,000,000	44,300,000,000						21,600,000,000																																									5,100,000,000
Fair value of assets held by VIEs									461,000,000	479,000,000	1,000,000	2,000,000			205,000,000	537,000,000		2,000,000,000	1,600,000,000	0	22,000,000			9,000,000																															49,000,000					13,700,000,000	13,200,000,000					0	1,300,000,000	3,800,000,000	8,200,000,000					1,000,000,000	1,000,000,000	3,100,000,000	3,500,000,000												17,800,000,000
Securities transferred to agency re-securitization VIEs		33,900,000,000	19,100,000,000	16,800,000,000
Securities transferred to private-label re-securitization VIEs		1,300,000,000	4,000,000,000	2,700,000,000
Senior and subordinated interest in nonconsolidated agency re-securitization entities																																																								46,000,000	220,000,000	3,500,000,000	1,600,000,000
Unused lines of Credit, Wholesale																																																														10,000,000	10,000,000
Limited program-wide credit enhancement		2,000,000,000	2,400,000,000
Expected loss notes outstanding for nonconsolidated conduits			96,000,000
Deal-specific liquidity facilities																																																																																									24,200,000,000
Program-wide liquidity facilities																																																																																									13,000,000,000
Maximum exposure																																																	24,800,000,000											8,800,000,000	8,400,000,000							20,200,000,000	26,000,000,000
Putable floating-rate certificates of municipal bond vehicles		248,000,000	72,000,000
Largest amount of putable floating-rate certificates held by the Firm at any time		796,000,000
Largest Percentage of Putable Floating Rate Certificates of Municipal Bond Vehicles Held During Period		6.00%
Amount of the municipal bond vehicles to which the Firm served as liquidity provider were rated "AA-" or better		96.00%	98.00%
Amount of the municipal bonds insured by monoline bond insurers		3,400,000,000	2,300,000,000
Principal amount of receivables held by trust not exceeding		4,200,000,000
Amortized cost of note accounted as available for sale Investments in credit card receivables		312,241,000,000	357,053,000,000																																		3,000,000,000	3,500,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value		692,927,000,000	633,458,000,000																																																																					1,000,000,000
Variable Interest Entity, Description of Entity		In conjunction with the Bear Stearns merger, in June 2008, the Federal Reserve Bank of New York ("FRBNY") took control, through an LLC formed for this purpose, of a portfolio of $30.0 billion in assets, based on the value of the portfolio as of March 14, 2008. The assets of the LLC were funded by a $28.85 billion term loan from the FRBNY and a $1.15 billion subordinated loan from JPMorgan Chase.
Amount that a loan subordinated to Federal Reserve Bank Of New York will bear of the first of any losses of the portfolio held by the LLC related to the Bear Sterns merger		1,150,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)		77,649,000,000	15,225,000,000																																																																																				77,900,000,000	15,200,000,000		52,600,000,000	10,400,000,000	9,700,000,000	29,000,000,000	13,900,000,000
Percentage of the Firm's retained securitization interests risk-rated "A" or better, at fair value																																																																																			66.00%	76.00%
Proceeds from new commercial and other securitizations received as securities		2,400,000,000	542,000,000	989,000,000
Investment acquired in secondary market classified as investment-grade		276,000,000	108,000,000
Senior and subordinate securities not included in Rating profile of interest held		200,000,000	875,000,000
Variable Interest Entity Consolidated Assets																																		84,000,000	4,500,000,000	3,800,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value																																																																									1,000,000,000
Immediate change in assumptions used to determine fair value, Percentage		10.00%
Adverse change in assumptions used to determine fair value, Percentage		20.00%
Changes in fair value based on a 10% or 20% variation in assumptions		Changes in fair value based on a 10% or 20% variation in assumptions
Total assets held in securitization-related SPEs		391,100,000,000	545,200,000,000
Securitized loans in which the firm has no continuing involvement		56,000,000,000	145,000,000,000
Seller's interest in credit card master trusts		0	16,700,000,000
Cash amounts on deposit and escrow accounts		0	8,300,000,000
Loans securitization including automobile and students loan		8,600,000,000	3,800,000,000																			0	0									0	0						2,200,000,000	0
Changes in fair value based on variation in assumptions limit first		0.00%
Changes in fair value based on variation in assumptions limit second	20.00%
Loans repurchased or subject to repurchase		13,000,000,000	10,800,000,000
Real estate owned resulting from repurchases of loans sold to U.S. government agencies		1,900,000,000	579,000,000
Securities retained by the Firm that are classified as Level 2 of the fair value measurement heirarchy																														$ 12,800,000,000	$ 5,500,000,000								$ 36,000,000